Segment Information - Results of each reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 30,621	$ 21,743	$ 13,164
Gross profit	15,400	8,830	3,618
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0	0
Gross profit	0	(1,942)	(774)
Prevention | Operating segments
Disclosure of operating segments [line items]
Revenue	10,367	6,155	13,164
Gross profit	5,126	3,115	4,392
Diagnostics | Operating segments
Disclosure of operating segments [line items]
Revenue	14,685	15,588	0
Gross profit	9,119	7,657	0
Consumer Health | Operating segments
Disclosure of operating segments [line items]
Revenue	5,569
Gross profit	1,155
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	97	13,462	262,597
Gross profit	$ 58	$ 6,105	$ 127,936